SHARE CAPITAL AND RESERVES (Details 2) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share Capital and Reserves
Number of warrants, beginning	6,176,470	5,000,000
Weighted average exercise price, beginning	$ 0.06	$ 0.05
Number of warrants granted	0	1,176,470
Number of warrants exercised	4,807,693	0
Weighted average exercise price Granted	$ 0.00	$ 0.085
Weighted average exercise price exercised	$ 0.08	$ 0.00
Number of warrants, ending	10,984,163	6,176,470
Weighted average exercise price, ending	$ 0.10	$ 0.07